Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,688	$ 11,245
Amounts receivable	3,303	2,672
Amounts due from related parties	167	0
Taxes recoverable	6,580	3,737
Prepaid expenses and other assets	1,971	1,671
Inventory	8,826	6,260
Total current assets	23,535	25,585
Exploration and evaluation assets	50,111	49,804
Plant, equipment and mining properties	53,069	44,056
Long-term investments	934	1,746
Other assets	691	5
Total assets	128,340	121,196
Current liabilities
Accounts payable and accrued liabilities	11,867	9,469
Amounts due to related parties	0	28
Taxes payable	127	895
Note payable	0	4,926
Warrant liability	0	475
Current portion of finance lease obligations	1,650	971
Current portion of equipment loans	164	0
Total current liabilities	13,808	16,764
Finance lease obligations	1,445	745
Equipment loans	195	0
Reclamation provision	2,195	445
Deferred income tax liabilities	4,696	5,221
Total liabilities	22,339	23,175
EQUITY
Share capital	151,688	145,515
Equity reserves	11,041	9,852
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(5,208)	(5,223)
Accumulated deficit	(51,423)	(52,026)
Total equity	106,001	98,021
Total liabilities and equity	$ 128,340	$ 121,196